PERSONNEL EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel Expenses Details
Salaries	$ 305	$ 277	$ 486
Employer contributions	31	30	33
Short-term employee benefits	18	18	16
Total	$ 6,426	$ 9,397	$ 16,306